Derivative Instruments and Hedging Activities (Tables)	6 Months Ended
Jun. 30, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments [Table Text Block]
Gain (loss) recognized on non-designated derivative instruments
The following table summarizes the (loss) gain recognized on derivative instruments for three months ended and six months ended June 30:

Derivative instrument	Classification on consolidated statements of operations	Three Months Ended		Six Months Ended
		June 30,		June 30,
		2016	2015	2016	2015
Cash flow hedges	Interest expense	$(2.1)	$(0.8)	$(3.1)	$(2.1)
(Loss) gain on foreign currency option contracts - acquisition related	Miscellaneous, net	(0.9)	—	35.6	—
Foreign exchange forward contracts	Foreign exchange loss, net	4.1	(2.1)	0.3	2.9
Foreign exchange forward contracts - acquisition related	Miscellaneous, net	(22.7)	—	(22.7)	—
Total		$(21.6)	$(2.9)	$10.1	$0.8